Net revenues (Tables)	12 Months Ended
Dec. 31, 2018
Net revenues
Schedule of composition of net revenue

		(Revised)	(Revised)
	2018	2017	2016
Gross revenues	2,779,008	2,709,236	2,193,867
Revenues of products	2,708,112	2,637,613	2,128,739
Revenues of services	70,896	71,623	65,128
Taxes on sales	(284,316)	(257,347)	(227,344)
Return on products sales	(3,490)	(2,405)	(1,682)
Net revenues	2,491,202	2,449,484	1,964,841

Schedule of revenue by destination

		(Revised)	(Revised)
	2018	2017	2016
Brazil	693,409	721,640	560,878
Peru	674,228	696,527	573,884
Luxembourg	172,791	130,723	100,631
United States of America	141,131	158,060	156,634
Switzerland	126,156	108,798	59,873
Japan	93,474	69,565	36,005
Argentina	90,338	79,463	45,050
South Korea	54,894	7,064	66,887
Colombia	51,724	47,734	39,137
Chile	51,215	38,101	67,546
Turkey	48,265	35,522	19,498
Austria	40,531	37,270	22,982
Singapore	37,506	60,857	42,666
Germany	20,906	23,154	42,560
China	9,538	18,172	12,838
Italy	5,327	15,799	3,608
Others	179,769	201,035	114,164
	2,491,202	2,449,484	1,964,841

Schedule of revenue by currency

		(Revised)	(Revised)
	2018	2017	2016
US Dollar	1,806,590	1,729,234	1,414,992
Brazilian Real	684,612	717,032	547,537
Other	—	3,218	2,312
	2,491,202	2,449,484	1,964,841